CONSECO FUND GROUP

CONSECO SCIENCE & TECHNOLOGY FUND  CONSECO BALANCED FUND
CONSECO 20 FUND . . . . . . . . .  CONSECO CONVERTIBLE SECURITIES FUND
CONSECO EQUITY FUND . . . . . . .  CONSECO HIGH YIELD FUND
CONSECO LARGE-CAP FUND. . . . . .  CONSECO FIXED INCOME FUND

                        SUPPLEMENT DATED FEBRUARY 1, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2001
                    AS REVISED JULY 2, 2001 AND JULY 23, 2001


THE CLASS A SHARE CONTINGENT-DEFERRED SALES CHARGE OF 1.00% THAT IS CHARGED ON PURCHASES OF CLASS A SHARES IN EXCESS OF $500,000 AND SUBSEQUENTLY SOLD WITHIN
180  DAYS  IS  BEING  ELIMINATED.  THE  FOLLOWING  SECTIONS ARE REMOVED FROM THE
PROSPECTUS:

     FOOTNOTE (A) IN THE FEES AND EXPENSES SECTIONS ON PAGES 20-23 IS REMOVED IN ITS ENTIRETY.

     THE  FOURTH  BULLET  POINT UNDER "CHOOSING THE RIGHT SHARES FOR YOUR NEEDS:
CLASS  A  SHARES"  ON  PAGE  28  IS  REMOVED  IN  ITS  ENTIRETY.

     THE SECOND PARAGRAPH UNDER "SHARE CLASS SALES CHARGES: CLASS A SHARES" ON PAGE 29 IS REMOVED IN ITS ENTIRETY.

     THE  SECOND  PARAGRAPH  UNDER  "PAYMENTS  TO  BROKERS/DEALERS/FINANCIAL
INTERMEDIARIES:  CLASS  A  SHARES"  ON  PAGE  35  IS  REMOVED  IN  ITS ENTIRETY.

THE  TABLE  ON  THE  BOTTOM  OF  PAGE 29 IS REPLACED IN ITS ENTIRETY AS FOLLOWS:

                                  YOUR INITIAL      YOUR ANNUAL
                                  SALES CHARGE      SALES CHARGE AS
                                  AS A % OF THE     A % OF THE           THE ONE-TIME DEALER
                                  SHARE PRICE       TOTAL YOU            ALLOWANCE AS A % OF
IF YOUR PURCHASE IS               IS                INVESTED IS          PURCHASE PRICE IS
LESS THAN $50,000 (for all funds
except Conseco Fixed Income Fund) 5.75              6.10                 5.00
LESS THAN $50,000 (for Conseco
Fixed Income Fund only)           5.00              5.56                 4.50
50,000 TO $99,999                 4.50              4.71                 3.75
100,000 TO $249,999               3.50              3.63                 2.75
$250,000 TO $499,999              2.50              2.56                 2.00
$500,000 AND OVER                 None              None                 None

THE FOLLOWING SECTION "PAYMENTS TO BROKERS/DEALERS/FINANCIAL INTERMEDIARIES - CLASS A SHARES" IS REPLACED AS FOLLOWS:

     The selling broker/dealer may retain the sales charge you pay on these shares.

THROUGHOUT THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, THE NAME "FIRSTAR MUTUAL FUND SERVICES, LLC" SHOULD BE CHANGED TO "U.S. BANCORP MUTUAL FUND SERVICES, LLC" DUE TO A CORPORATE MERGER.